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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Harvest Fund Advisors LLC
                 ------------------------------------
   Address:      100 West Lancaster Avenue, Suite 200
                 ------------------------------------
                 Wayne PA 19087
                 ------------------------------------

Form 13F File Number: 028-13436
                      ----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      Harvest Fund Advisors LLC

Name:    Anthony J. Merhige
         -------------------------------
Title:   COO & General Counsel
         -------------------------------
Phone:   (610) 341-9700
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Anthony J. Merhige             Wayne, PA       November 14, 2012
   -------------------------------    -----------------   -----------------
         Anthony J. Merhige             [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 48
                                        --------------------

Form 13F Information Table Value Total: $1,199,560
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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HARVEST FUND ADVISORS LLC FORM 13F INFORMATION TABLE

                                                                 MARKET               INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS       CUSIP  VALUE (000s)   SHARES   DISCRETION  MANAGERS    SOLE    SHARED  NONE
-------------------------------  ----------------  ---------  ------------  --------  ----------  --------  --------  ------  ----
ACCESS MIDSTREAM PARTNERS LP     UNIT              00434L109           318      9600        Sole         0      9600       0     0
ALLIANCE HOLDINGS GP LP          COM UNITS LP      01861G100           636     13258        Sole         0     13258       0     0
AMERIGAS PARTNERS LP             UNIT LP INT       030975106           651     14911        Sole         0     14911       0     0
ATLAS PIPELINE PARTNERS LP       UNIT LP INT       049392103          1020     29933        Sole         0     29933       0     0
BLUEKNIGHT ENERG 11% SERIES A    UNIT LP INT       09625U208           822     94517        Sole         0     94517       0     0
BLUEKNIGHT ENERGY PARTNERS L     COM UNIT          09625U109           746    119933        Sole         0    119933       0     0
BREITBURN ENERGY PARTNERS LP     COM UNIT LTD PTN  106776107          9528    490391        Sole         0    490391       0     0
BUCKEYE PARTNERS LP              COM UT LTD PARTN  118230101         10632    221648        Sole         0    221648       0     0
CAPITAL PRODUCT PARTNERS LP      COM UNIT LP       Y11082107           149     18225        Sole         0     18225       0     0
CROSSTEX ENERGY LP               COM               22765U102          3492   1465940        Sole         0   1465940       0     0
DCP MIDSTREAM PARTNERS LP        COM UT LTD PTN    23311P100          2645     56959        Sole         0     56959       0     0
EAGLE ROCK ENERGY PARTNERS       UNIT              26985R104          1760    184123        Sole         0    184123       0     0
EL PASO PIPELINE PARTNERS LP     COM UNIT LPI      283702108         41145   1105464        Sole         0   1105464       0     0
ENBRIDGE ENERGY PARTNERS LP      COM               29250R106         32882   1116902        Sole         0   1116902       0     0
ENERGY TRANSFER EQUITY LP        COM UT LTD PTN    29273V100         25544    543016        Sole         0    543016       0     0
ENTERPRISE PRODUCTS PARTNERS     COM               293792107        152086   2837422        Sole         0   2837422       0     0
EQT MIDSTREAM PARTNERS LP        UNIT LTD PARTN    26885B100         13892    482350        Sole         0    482350       0     0
EV ENERGY PARTNERS LP            COM UNITS         26926V107         43811    705264        Sole         0    705264       0     0
EXTERRAN HOLDINGS INC            COM               30225X103         50451   2487702        Sole         0   2487702       0     0
EXTERRAN PARTNERS LP             COM UNITS         30225N105          8642    400815        Sole         0    400815       0     0
GASLOG LTD                       SHS               G37585109         12876   1111960        Sole         0   1111960       0     0
GENESIS ENERGY L.P.              UNIT LTD PARTN    371927104          1253     37262        Sole         0     37262       0     0
HOLLY ENERGY PARTNERS LP         COM UT LTD PTN    435763107         19898    299441        Sole         0    299441       0     0
KINDER MORGAN INC DEL            COM               49456B101           817     23007        Sole         0     23007       0     0
KINDER MORGAN MANAGEMENT LLC     SHS               49455U100        109482   1433011        Sole         0   1433011       0     0
LEGACY RESERVES LP               UNIT LP INT       524707304           591     20510        Sole         0     20510       0     0
LINN ENERGY LLC                  UNIT LTD LIAB     536020100          4530    109845        Sole         0    109845       0     0
MAGELLAN MIDSTREAM PARTNERS LP   COM UNIT RP LP    559080106         44872    513059        Sole         0    513059       0     0
MARKWEST ENERGY PARTNERS LP      UT LTD PARTN      570759100         53869    882657        Sole         0    882657       0     0
MEMORIAL PRODUCTION PARTNERS LP  COM U REP LTD     586048100           493     26100        Sole         0     26100       0     0

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
MID CON ENERGY PARTNERS LP       COM UNIT REPST    59560V109          6876    320865        Sole         0    320865       0     0
OILTANKING PARTNERS LP           UNIT LTD          678049107         41894   1096706        Sole         0   1096706       0     0
ONEOK PARTNERS LP                UNIT LTD PARTN    68268N103          1083     18205        Sole         0     18205       0     0
PACIFIC COAST OIL TRUST          UNIT BEN INT      694103102         14601    804488        Sole         0    804488       0     0
PLAINS ALL AMER PIPELINE LP      UNIT LTD PARTN    726503105        152083   1724293        Sole         0   1724293       0     0
REGENCY ENERGY PARTNERS LP       COM UNITS LP      75885Y107         20645    885305        Sole         0    885305       0     0
SPECTRA ENERGY PARTNERS LP       COM               84756N109         26117    820512        Sole         0    820512       0     0
SUNOCO INC                       COM               86764P109         32105    685577        Sole         0    685577       0     0
TARGA RESOURCES PARTNERS LP      COM UNIT          87611X105         38660    901578        Sole         0    901578       0     0
TC PIPELINES LP                  UNIT COM LTD PRT  87233Q108           423      9363        Sole         0      9363       0     0
TEEKAY LNG PARTNERS LP           PRTNRSP UNITS     Y8564M105         56863   1511521        Sole         0   1511521       0     0
TEEKAY OFFSHORE PARTNERS LP      PARTNERSHIP UN    Y8565J101         45885   1667939        Sole         0   1667939       0     0
TESORO LOGISTICS LP              COM UNIT LP       88160T107         34317    790547        Sole         0    790547       0     0
VANGUARD NATURAL RESOURCES LP    COM UNIT          92205F106           541     18708        Sole         0     18708       0     0
WESTERN GAS PARTNERS LP          COM UNIT LP IN    958254104          1137     22561        Sole         0     22561       0     0
WHITING USA TRUST II             TR UNIT           966388100         11328    587274        Sole         0    587274       0     0
WILLIAMS COS INC DEL             COM               969457100         64651   1848748        Sole         0   1848748       0     0
WILLIAMS PARTNERS LP             COM UNIT LP       96950F104           818     14967        Sole         0     14967       0     0

                                                                   1199560